Investment Securities (Held-to-maturity Securities) (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Held to maturity-
Held to maturity, amortized cost	$ 126,441,000	$ 127,311,000	$ 123,762,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	(501,000)	(501,000)	(501,000)
Held to maturity, Carrying Value	125,940,000	126,810,000	123,261,000
Held to maturity, gross unrealized gains	2,397,000	2,364,000	3,967,000
Held to maturity, gross unrealized losses	(492,000)	(615,000)	(71,000)
Held to maturity, fair value	127,845,000	128,559,000	127,157,000
US Treasury securities and obligations of US Government sponsored corporations (GSE) and agencies [Member]
Held to maturity-
Held to maturity, amortized cost	3,727,000	3,727,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	0	0
Held to maturity, Carrying Value	3,727,000	3,727,000
Held to maturity, gross unrealized gains	0	0
Held to maturity, gross unrealized losses	(85,000)	(116,000)
Held to maturity, fair value	3,642,000	3,611,000
Residential collateralized mortgage obligations- GSE [Member]
Held to maturity-
Held to maturity, amortized cost	10,968,000	11,882,000	13,630,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	0	0	0
Held to maturity, Carrying Value	10,968,000	11,882,000	13,630,000
Held to maturity, gross unrealized gains	221,000	247,000	404,000
Held to maturity, gross unrealized losses	(121,000)	(130,000)	0
Held to maturity, fair value	11,068,000	11,999,000	14,034,000
Residential mortgage backed securities - GSE [Member]
Held to maturity-
Held to maturity, amortized cost	37,951,000	40,565,000	47,718,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	0	0	0
Held to maturity, Carrying Value	37,951,000	40,565,000	47,718,000
Held to maturity, gross unrealized gains	459,000	540,000	928,000
Held to maturity, gross unrealized losses	(125,000)	(113,000)	(46,000)
Held to maturity, fair value	38,285,000	40,992,000	48,600,000
Obligations of state and political subdivisions [Member]
Held to maturity-
Held to maturity, amortized cost	72,715,000	70,017,000	61,135,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	0	0	0
Held to maturity, Carrying Value	72,715,000	70,017,000	61,135,000
Held to maturity, gross unrealized gains	1,414,000	1,274,000	2,294,000
Held to maturity, gross unrealized losses	(161,000)	(255,000)	(14,000)
Held to maturity, fair value	73,968,000	71,036,000	63,415,000
Trust preferred debt securities - pooled [Member]
Held to maturity-
Held to maturity, amortized cost	657,000	657,000	657,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	(501,000)	(501,000)	(501,000)
Held to maturity, Carrying Value	156,000	156,000	156,000
Held to maturity, gross unrealized gains	303,000	303,000	341,000
Held to maturity, gross unrealized losses	0	0	0
Held to maturity, fair value	459,000	459,000	497,000
Other debt obligations [Member]
Held to maturity-
Held to maturity, amortized cost	423,000	463,000	622,000
Held to maturity, other than temporary impairment recognized in accumulated other comprehensive loss	0	0	0
Held to maturity, Carrying Value	423,000	463,000	622,000
Held to maturity, gross unrealized gains	0	0	0
Held to maturity, gross unrealized losses	0	(1,000)	(11,000)
Held to maturity, fair value	$ 423,000	$ 462,000	$ 611,000